Equity - Summary of Treasury Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	72,941	265,883	265,883
Addition		1,852	0
Decrease		(194,794)	0
Ending balance		72,941	265,883
Shares held by subsidiaries [member]
Beginning balance	72,941	145,883	145,883
Addition			0
Decrease		(72,942)	0
Ending balance	72,941	72,941	145,883
Shares reserved for bonds conversion [member]
Beginning balance		120,000	120,000
Addition			0
Decrease		(120,000)	0
Ending balance			120,000
Equity Shares Held by Controlled Trust [member]
Addition	0	1,852
Decrease	0	(1,852)